LEASES (Schedule of Operating Cash Flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Operating lease right-of-use assets	$ 6,664
Current operating lease liabilities	1,330
Non-current operating lease liabilities	5,688
Total operating lease liabilities	$ 7,018
Israel [Member]
Operating Leases
Weighted Average Remaining Lease Term	5 years
Weighted Average discount percentage	4.50%
United States [Member]
Operating Leases
Weighted Average Remaining Lease Term	6 years
Weighted Average discount percentage	4.84%